UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

FORM N-Q

FEBRUARY 28, 2019

ClearBridge Dividend Strategy ESG ETF

Schedule of investments (unaudited)	February 28, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.0%
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	1,172	$36,473
Verizon Communications Inc.	887	50,488

Total Diversified Telecommunication Services		86,961

Entertainment - 2.4%
Walt Disney Co.	921	103,926

Media - 2.6%
Comcast Corp., Class A Shares	2,842	109,900

TOTAL COMMUNICATION SERVICES		300,787

CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	912	64,077

Specialty Retail - 3.0%
Home Depot Inc.	696	128,857

Textiles, Apparel & Luxury Goods - 1.5%
VF Corp.	732	63,948

TOTAL CONSUMER DISCRETIONARY		256,882

CONSUMER STAPLES - 11.0%
Beverages - 0.5%
PepsiCo Inc.	186	21,509

Food & Staples Retailing - 1.4%
Sysco Corp.	897	60,592

Food Products - 4.0%
Mondelez International Inc., Class A Shares	1,680	79,229
Nestle SA, ADR	1,027	92,769

Total Food Products		171,998

Household Products - 3.6%
Colgate-Palmolive Co.	888	58,493
Procter & Gamble Co.	993	97,860

Total Household Products		156,353

Personal Products - 1.5%
Unilever PLC, ADR	1,211	64,461

TOTAL CONSUMER STAPLES		474,913

ENERGY - 1.3%
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	1,310	57,719

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 14.0%
Banks - 6.3%
Bank of America Corp.	4,243	$123,387
PNC Financial Services Group Inc.	572	72,083
U.S. Bancorp	1,435	74,175

Total Banks		269,645

Capital Markets - 3.7%
Bank of New York Mellon Corp.	1,436	75,361
BlackRock Inc.	193	85,542

Total Capital Markets		160,903

Insurance - 4.0%
American International Group Inc.	1,250	54,000
MetLife Inc.	1,537	69,457
Travelers Cos. Inc.	372	49,442

Total Insurance		172,899

TOTAL FINANCIALS		603,447

HEALTH CARE - 8.3%
Health Care Providers & Services - 1.3%
UnitedHealth Group Inc.	230	55,711

Pharmaceuticals - 7.0%
Johnson & Johnson	690	94,281
Merck & Co. Inc.	1,482	120,472
Pfizer Inc.	1,940	84,099

Total Pharmaceuticals		298,852

TOTAL HEALTH CARE		354,563

INDUSTRIALS - 11.2%
Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	792	87,278

Commercial Services & Supplies - 2.8%
Covanta Holding Corp.	2,166	36,778
Waste Management Inc.	831	84,139

Total Commercial Services & Supplies		120,917

Electrical Equipment - 1.2%
Emerson Electric Co.	771	52,544

Industrial Conglomerates - 3.4%
3M Co.	297	61,595
Honeywell International Inc.	531	81,811

Total Industrial Conglomerates		143,406

Road & Rail - 1.8%
Union Pacific Corp.	455	76,304

TOTAL INDUSTRIALS		480,449

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.8%
Cisco Systems Inc.	660	$34,168

IT Services - 5.3%
Mastercard Inc., Class A Shares	554	124,522
Visa Inc., Class A Shares	707	104,721

Total IT Services		229,243

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	449	23,779
Texas Instruments Inc.	597	63,151

Total Semiconductors & Semiconductor Equipment		86,930

Software - 3.4%
Microsoft Corp.	1,287	144,183

Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc.	509	88,133

TOTAL INFORMATION TECHNOLOGY		582,657

MATERIALS - 12.4%
Chemicals - 8.0%
DowDuPont Inc.	1,293	68,826
Ecolab Inc.	590	99,657
Linde PLC	439	76,052
PPG Industries Inc.	910	101,893

Total Chemicals		346,428

Construction Materials - 1.3%
Vulcan Materials Co.	510	56,845

Containers & Packaging - 1.9%
International Paper Co.	1,776	81,376

Metals & Mining - 1.2%
Nucor Corp.	830	50,273

TOTAL MATERIALS		534,922

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	542	95,474
Healthcare Trust of America Inc., Class A Shares	1,584	45,128

TOTAL REAL ESTATE		140,602

UTILITIES - 4.9%
Electric Utilities - 1.9%
NextEra Energy Inc.	429	80,532

Independent Power and Renewable Electricity Producers - 1.6%
Brookfield Renewable Partners LP	2,280	68,605

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - 1.4%
Sempra Energy		498	$59,979

TOTAL UTILITIES			209,116

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,631,913)			3,996,057

	RATE
SHORT-TERM INVESTMENTS - 6.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $293,497)	2.246%	293,497	293,497

TOTAL INVESTMENTS - 99.8% (Cost - $3,925,410)			4,289,554
Other Assets in Excess of Liabilities - 0.2%			9,541

TOTAL NET ASSETS - 100.0%			$4,299,095

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time).

Notes to Schedule of Investments (unaudited) (continued)

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$3,996,057	—	—	$3,996,057
Short-Term Investments†	293,497	—	—	293,497

Total Investments	$4,289,554	—	—	$4,289,554

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 22, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2019